Summary of debt ratio information (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
IfrsStatementLineItems [Line Items]
Borrowings (Note 32)		₨ 638,192		₨ 2,352,652
Less: cash and cash equivalents (Note 28)	$ (20,902)	(1,741,950)	$ (6,043)	(503,601)	₨ (800,282)	₨ (1,711,589)
Net debt				219,100
Equity	64,656	5,388,473		707,695
Total equity	$ 93,115	7,760,272		719,319	₨ 892,241	₨ 1,163,075
Debt Covenants [Member]
IfrsStatementLineItems [Line Items]
Borrowings (Note 32)		638,192		2,352,652
Less: cash and cash equivalents (Note 28)		(1,741,950)		(503,601)
Net debt		(1,103,758)		1,849,051
Share warrants (Note 36)
Equity		5,298,966		707,695
Total equity		₨ 5,298,966		₨ 707,695
Gearing ratio (Net debt / total equity + net debt)	(26.31%)	(26.31%)	72.32%	72.32%